Subsequent Events	11 Months Ended
Apr. 30, 2015
Subsequent Events [Abstract]
Subsequent Events	24. Subsequent Events We have evaluated subsequent events requiring disclosure through June 26, 2015, the date the financial statements were available to be issued.